Commitments and Contingencies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Charter Hire Commission payable to the Management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 13,003,000
Daily management fee	$ 3,100	$ 3,000	$ 2,500
Management services agreement initial termination date	December 31, 2020
Lease Agreements
Property, Plant and Equipment [Line Items]
Reported lease income of the partnership	$ 68,500,000
From July 1, 2020 to December 31, 2020
Property, Plant and Equipment [Line Items]
Management fees	$ 3,394,000
Two time charters | Lease Agreements
Property, Plant and Equipment [Line Items]
Nature of lease payments	Escalating
Two time charters | Lease Agreements
Property, Plant and Equipment [Line Items]
Nature of lease payments	Fixed and variable
One time charter | Lease Agreements
Property, Plant and Equipment [Line Items]
Term of Time charter contract	3 years
Renewal term of Time charter contract	Two consecutive 12 months periods
Two time charters | Lease Agreements
Property, Plant and Equipment [Line Items]
Renewal term of Time charter contract	Three consecutive periods of five years